Trade receivables - Change in allowance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	€ 383	€ 545
Provisions	38	227
Write-off	(102)	(351)
Release to income	(132)	(38)
Allowance for doubtful accounts, end of period	€ 187	€ 383